UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

Investment Company Act file number:            811-6342

Exact name of registrant as specified
in charter:                                    Aberdeen Global Income Fund, Inc.

Address of principal executive offices:        800 Scudders Mill Road,
                                               Plainsboro, New Jersey 08536

Name and address of agent for service:         Mr Beverly Hendry,
                                               300 S.E. 2nd Street, Suite #820,
                                               Fort Lauderdale,
                                               Florida 33301

Registrant's telephone number, including area code: 609-282-4600

Date of fiscal year end:                       10/31/03

Date of reporting period:                      04/30/03

Item 1 - Reports to Stockholders -

                                           [LOGO]
                                        -------------
                                          Aberdeen
                                        Global Income
                                         Fund, Inc.

                   [GRAPHIC]

Invests primarily in global fixed-income securities

                                     Semi-Annual Report
                                       April 30, 2003

Letter to Shareholders

                                                                   June 13, 2003

Dear Shareholder,

We present this Semi-Annual Report which covers the activities of Aberdeen Global Income Fund, Inc. (the "Fund") for the six months ended April 30, 2003. The Fund's principal investment objective is to provide high current income by investing primarily in fixed-income securities denominated in Commonwealth Currencies, that is, the currencies of Australia, Canada, New Zealand and the United Kingdom. As a secondary investment objective, the Fund seeks capital appreciation, but only when consistent with its principal investment objective.

High Credit Quality: 78.9% of Securities Rated or Deemed Equivalent to AA/Aa or Better

The Fund's high credit quality has been maintained. Over 78.9% of assets are rated AA/Aa or better, or are considered of equivalent quality by the Investment Manager. An additional 12.4% is held in A rated securities.

Distributions

Cash distributions to common shareholders for the 12 months ended April 30, 2003 totaled 72 cents per share. Based on the share price of $10.79 on April 30, 2003, the cash distribution rate over the 12 months then ended was 6.7%. Since all distributions are paid after deducting applicable withholding taxes, the effective distribution rate may be higher for those U.S. investors who are able to claim a tax credit.

On June 12, 2003 the Board of Directors declared a monthly distribution of 6 cents per share payable on July 11, 2003 to all shareholders of record as of June 30, 2003.

The Board's policy is to provide investors with a stable monthly distribution out of current income, supplemented by realized capital gains and, to the extent necessary, paid-in capital. It is the Board's intention that the monthly distribution of 6 cents per share be maintained for 12 months, beginning with the July 2003 distribution payment. This policy is subject to regular review at the Board's quarterly meetings, unless market conditions require an earlier evaluation. The next review is scheduled to take place in September 2003.

Net Asset Value Performance: 7.4% Per Annum Return Since Inception

The Fund's total return based on Net Asset Value ("NAV") was 14.2% over the six months ended April 30, 2003 and 7.4% per annum since inception, assuming the reinvestment of distributions.


                                            Aberdeen Global Income Fund, Inc.  1

Share Price Performance

The Fund's share price rose 15.4% over the six months, from $9.35 on October 31, 2002 to $10.79 on April 30, 2003. The Fund's share price on April 30, 2003 represented a discount of 6.6% to the NAV per share of $11.55 on that date. This represents a narrowing of the discount to NAV of 10.6% on October 31, 2002.

Global Debt Securities: 12.1% of Total Assets Invested in Global Debt Securities

The Fund may invest up to 35% of its total assets in Global Debt Securities. The term "Global Debt Securities" includes securities of issuers located in, or securities denominated in the currency of, countries other than Australia, Canada, New Zealand or the United Kingdom. As of April 30, 2003, 12.1% of the Fund's total assets were held in Global Debt Securities. This included 6.9% in Asian debt securities. At April 30, 2003, 1.0% of the Fund's total assets were invested in Eastern Europe, 3.4% in Latin America and 0.8% in Western Europe.

Results of Annual Meeting of Shareholders

At the Annual Meeting of Shareholders held on Tuesday April 15, 2003 (the "Annual Meeting") Messrs. William J. Potter and Peter D. Sacks were elected by the holders of the Fund's common stock as Class II Directors to serve for a three-year term expiring at the 2006 Annual Meeting of Shareholders. Mr. John T. Sheehy and Dr. Anton E. Schrafl were elected by the holders of the Fund's preferred stock for a one-year term expiring at the 2004 Annual Meeting of Shareholders. Shareholders also approved the amendment and restatement of the Fund's charter. The amendments have the effect of changing certain of the terms of the Fund's series of Auction Market Preferred Stock.


2  Aberdeen Global Income Fund, Inc.

Letter to Shareholders (concluded)

In an effort to provide more timely information to shareholders, the market review and outlook will now be published separately. For information about the Fund, including a market review and outlook, weekly updates of share price, NAV, and details of recent distributions, contact Aberdeen Asset Management, Investor Relations, by:

o     calling toll free on 1-800-522-5465 or 1-212-968-8800 in the United
      States,

o     emailing to InvestorRelations@aberdeen-asset.com, or

o     visiting the website at www.aberdeen-asset.us

For information about the Aberdeen group, visit the Aberdeen website at www.aberdeen-asset.com

Yours sincerely,


/s/ Martin J. Gilbert

Martin J. Gilbert
Chairman

              All amounts are U.S. dollars unless otherwise stated.


                                            Aberdeen Global Income Fund, Inc.  3

--------------------------------------------------------------------------------

Your Board's policy is to provide investors with a stable monthly distribution out of current income, supplemented by realized capital gains and, to the extent necessary, paid-in capital.

The Fund is subject to U.S. corporate, tax and securities laws. Under U.S. tax accounting rules, the amount of distributable income for each fiscal period depends on the actual exchange rates during the entire year between the U.S. dollar and the currencies in which Fund assets are denominated and on the aggregate gains and losses realized by the Fund during the entire year.

Therefore, the exact amount of distributable income for each fiscal year can only be determined as at the end of the Fund's fiscal year, October 31. However, under the U.S. Investment Company Act of 1940, the Fund is required to indicate the source of each distribution to shareholders.

The Fund estimates that distributions for the entire fiscal year commencing November 1, 2002, including the distribution paid on June 13, 2003, are comprised of 69% net investment income and 31% return of paid-in capital.

This estimated distribution composition may vary from month to month because it may be materially impacted by future realized gains and losses on securities and fluctuations in the value of the currencies in which Fund assets are denominated.

The amount attributed as return of capital reflects, in part, the realization of currency losses in the Fund's Australian bond portfolio as a result of positioning the Fund's investments more towards global debt securities. Fund assets are marked to market, therefore the realization of such currency losses does not impact the Fund's net asset value. However, these losses do offset distributable income, therefore increasing the return of capital component of the distribution.

In January 2004, a Form 1099 DIV will be sent to shareholders, which will state the amount and composition of distributions and provide information with respect to their appropriate tax treatment.

--------------------------------------------------------------------------------


4  Aberdeen Global Income Fund, Inc.

Dividend Reinvestment and Cash Purchase Plan

We invite you to participate in the Fund's Dividend Reinvestment and Cash Purchase Plan ("the Plan") which allows you to automatically reinvest your distributions in shares of the Fund's common stock at favorable commission rates. Distributions made under the Plan are taxable to the same extent as are cash distributions. The Plan also enables you to make additional cash investments in shares of at least $100 per month. Under this arrangement EquiServe Trust Company N.A. (the "Plan Agent") will purchase shares for you on the stock exchange or otherwise on the open market on or about the 15th of each month, unless shares of the Fund are trading at a premium, in which case the Fund will issue additional shares. As a participant in the Plan you will have the convenience of:

Automatic reinvestment -- the Plan Agent will automatically reinvest your distributions, allowing you to gradually grow your holdings in the Fund;

Lower costs -- shares purchased on your behalf under the Plan will be at reduced brokerage rates. Brokerage on share purchases is currently 2 cents per share;

Convenience -- the Plan Agent will hold your shares in non-certificated form and will provide a detailed record of your holdings at the end of each distribution period.

To request a brochure containing information on the Plan, together with an authorization form, please contact the Plan Agent, EquiServe Trust Company N.A., P.O. Box 43011, Providence, RI 02490-3011 or call toll free on 1-800-426-5523.


                                            Aberdeen Global Income Fund, Inc.  5

Report of the Investment Manager

Share Price Performance

On April 30, 2003, the Fund's share price was $10.79, which represented a discount of 6.6% to the NAV of $11.55. At the date of this report, the share price was $11.93 representing a discount of 6.0% to the NAV of $12.69.

                                  [LINE CHART]

A line graph depicting the Net Asset Value vs Share Price. The values are from February 1992 through April 2003

                           Apr-92      Oct-92     Apr-93      Oct-93      Apr-94     Oct-94      Apr-95      Oct-95     Apr-96
Aberdeen Global
Income Fund NAV            $13.99      $13.00     $13.55      $13.42      $12.45     $12.08      $12.36      $13.13     $13.01

                           Oct-96      Apr-97     Oct-97      Apr-98      Oct-98     Apr-99      Oct-99      Apr-00     Oct-00
Aberdeen Global
Income Fund NAV            $14.32      $13.72     $13.94      $13.40      $13.07     $13.30      $12.14      $11.36     $10.20

                           Apr-01      Oct-01     Apr-02      Oct-02      Apr-03
Aberdeen Global
Income Fund NAV            $9.86       $9.99      $9.68       $10.46      $11.55

                           Apr-92      Oct-92     Apr-93      Oct-93      Apr-94     Oct-94      Apr-95      Oct-95     Apr-96
Aberdeen Global
Income Fund
Share Price                $14.75      $13.50     $13.25      $12.63      $11.38     $10.38      $10.38      $11.38     $11.00

                           Oct-96      Apr-97     Oct-97      Apr-98      Oct-98     Apr-99      Oct-99      Apr-00     Oct-00
Aberdeen Global
Income Fund
Share Price                $11.88      $11.63     $12.44      $11.19      $10.81     $10.56      $10.38      $9.19      $8.88

                           Apr-01      Oct-01     Apr-02      Oct-02      Apr-03
Aberdeen Global
Income Fund
Share Price                $8.84       $9.00      $8.88       $9.35       $10.79

Auction Market Preferred Stock (AMPS)

The Fund's $30 million of AMPS continued to be well bid at the weekly auctions. The average interest rate paid was 1.58% over the six months ended April 30, 2003, compared with 1.26% for 30-day U.S. commercial paper over the same period. The rates declined over the period as U.S. yields, particularly at the short end of the curve, continued to rally. The rates paid to preferred shareholders have decreased further since April 30, 2003 to a level of 1.35% as of the date of this report.


6  Aberdeen Global Income Fund, Inc.

Report of the Investment Manager (concluded)

Over the past year, the impact of AMPS on the Fund has been positive, as the key currencies of the Fund -- the Australian dollar, British pound, New Zealand dollar and Canadian dollar -- were all stronger against the U.S. dollar, with key Asian currencies following a similar trend. The differential between AMPS funding rates and the yields at which the Fund invests has remained positive, as U.S. interest rates have remained at historic lows, while bond movements detracted slightly as ongoing geopolitical risks provided a volatile environment for global bond yields.

On September 16, 2002, the Fund entered into a two-year interest rate swap agreement in order to hedge one-third of the Fund's outstanding issue of AMPS. Under the original terms of the agreement, the Fund received a floating rate of interest (one month USD-LIBOR BBA rate) based on a notional amount of US$10,000,000 and paid interest at a fixed rate of 2.46%. The fixed rate interest payment was re-priced to 2.10% on October 1, 2002, to 1.7175% on December 24, 2002 and then to 1.37% on February 18, 2003.

The Board of Directors has resolved to amend the Fund's policies with respect to derivatives to increase the percentage of the Fund's AMPS liabilities which may be hedged pursuant to interest rate swaps from one-third to up to 100% of the AMPS liabilities. A significant type of risk associated with interest rate swaps is the risk that the counterparty may default or file for bankruptcy, in which case the Fund would bear the risk of loss of the amount expected to be received under the swap agreement. There can be no assurance that the Fund will have an interest rate swap in place at any given time nor can there be any assurance that, if an interest rate swap is in place, it will be successful in hedging the Fund's interest rate risk with respect to the AMPS. The implementation of this strategy is at the discretion of the AMPS Pricing Committee of the Board of Directors.


                                            Aberdeen Global Income Fund, Inc.  7

Portfolio Composition

Geographic Composition

The table below shows the geographic composition of the Fund's total investments as of April 30, 2003, compared with the previous six months and twelve months:

                  TABLE 1: ABERDEEN GLOBAL INCOME FUND, INC.--
                          GEOGRAPHIC ASSET ALLOCATION

================================================================================
                           April 30, 2003     October 31, 2002    April 30, 2002
                                  %                  %                  %
--------------------------------------------------------------------------------
Australia                        22.7               21.7               23.3
Canada                           17.3               17.4               21.5
New Zealand                      13.3               12.1               10.4
United Kingdom                   32.3               33.1               30.4
United States*                    2.3                3.9                7.4
Asia                              6.9                7.7                7.0
Eastern Europe                    1.0                1.5                 --
Latin America                     3.4                0.9                 --
Western Europe                    0.8                1.7                 --
--------------------------------------------------------------------------------
Total Portfolio                 100.0              100.0              100.0
================================================================================

* It is a policy of the Investment Manager to maintain a portion of the Fund's investments in U.S. short-term securities to cover distributions and expenses.

                                  [BAR CHART]


8  Aberdeen Global Income Fund, Inc.

Currency Composition

The table below shows the currency composition of the Fund's total investments as of April 30, 2003, compared with the previous six months and twelve months:

                  TABLE 2: ABERDEEN GLOBAL INCOME FUND, INC.--
                              CURRENCY ALLOCATION

================================================================================
                              April 30, 2003   October 31, 2002   April 30, 2002
                                     %                %                %
--------------------------------------------------------------------------------
Australian Dollar                   22.6             21.6             23.2
Canadian Dollar                     17.2             17.1             21.2
New Zealand Dollar                  14.5             13.4             11.7
British Pound                       31.2             32.1             29.5
United States Dollar*               10.6              9.5              8.1
Asian Currencies                     3.9              6.3              6.3
Eastern European Currencies           --               --               --
Latin American Currencies             --               --               --
Western European Currencies           --               --               --
--------------------------------------------------------------------------------
Total Portfolio                    100.0            100.0            100.0
================================================================================

*     Includes Yankee bond investments.

Maturity Composition

As at April 30, 2003, the average maturity of the Fund's assets was 8.5 years, compared with 8.7 years on October 31, 2002. The table below shows the maturity composition of the Fund's investments as of April 30, 2003:

                  TABLE 3: ABERDEEN GLOBAL INCOME FUND, INC.--
                               MATURITY ANALYSIS

================================================================================
                   Less than 1 year  1 to 5 years   5 to 10 years  Over 10 years
                          %               %               %              %
--------------------------------------------------------------------------------
Australia                12.8            37.2            36.3           13.7
Canada                   14.5            26.6            10.5           48.4
New Zealand               3.9            79.9            16.2             --
United Kingdom           18.6            14.0            19.4           48.0
United States           100.0              --              --             --
Asia                     45.0            28.7            25.1            1.2
Eastern Europe             --              --              --          100.0
Latin America              --              --            21.2           78.8
Western Europe             --           100.0              --             --
--------------------------------------------------------------------------------
Total Portfolio          16.6            31.3            21.0           31.1
================================================================================


                                            Aberdeen Global Income Fund, Inc.  9

Sectoral Composition

The table below shows the sectoral composition of the Fund's total investments as of April 30, 2003:

                  TABLE 4: ABERDEEN GLOBAL INCOME FUND, INC.--
                              SECTORAL COMPOSITION

================================================================================
                  Sovereign   Provincial/   Utilities/
                    Gov't.       State     Supranational  Corporate    Cash or
                    Bonds        Bonds         Bonds        Bonds     Equivalent
                      %            %             %            %           %
--------------------------------------------------------------------------------
Australia            8.5         10.6           1.0           2.4        0.2
Canada               8.9          5.4            --           0.5        2.5
New Zealand          2.1           --            --          10.6        0.6
United Kingdom      21.9           --           2.1           3.9        4.4
United States         --           --            --            --        2.3
Asia                 3.5          0.1           0.1           1.2        2.0
Eastern Europe       1.0           --            --            --         --
Latin America        3.4           --            --            --         --
Western Europe        --           --            --           0.8         --
--------------------------------------------------------------------------------
Total Portfolio     49.3         16.1           3.2          19.4       12.0
================================================================================

                                  [BAR CHART]


10  Aberdeen Global Income Fund, Inc.

Portfolio Composition (concluded)

Quality of Investments

As of April 30, 2003, 78.9% of the Fund's assets were invested in securities where either the issue or the issuer was rated at least "AA" by Standard & Poor's Corporation or "Aa" by Moody's Investors Service, Inc. or, if unrated, were judged to be of equivalent quality by the Investment Manager. The table below shows the asset quality of the Fund's portfolio as of April 30, 2003:

                  TABLE 5: ABERDEEN GLOBAL INCOME FUND, INC.--
                                 ASSET QUALITY

================================================================================
                           AAA/Aaa     AA/Aa      A    BBB/Baa   BB/Ba*      B*
                              %          %        %       %        %         %
--------------------------------------------------------------------------------
Australia                    92.4       7.2      0.4       --       --        --
Canada                       63.1      20.5     16.4       --       --        --
New Zealand                  64.4       1.6     23.0       11       --        --
United Kingdom               75.3      13.5     11.2       --       --        --
United States               100.0        --       --       --       --        --
Asia                         28.6        --     40.7     16.9     13.8        --
Eastern Europe                 --        --       --       --    100.0        --
Latin America                  --        --       --     46.1     25.0      28.9
Western Europe                 --        --       --       --       --     100.0
--------------------------------------------------------------------------------
Total Portfolio              69.1       9.8     12.4      4.1      2.8       1.8
================================================================================

*     Below investment grade.


                                           Aberdeen Global Income Fund, Inc.  11

Summary of Key Rates

The following table summarizes the movements of key interest rates and currencies over the last six and twelve month periods.

================================================================================
                               April 30, 2003  October 31, 2002   April 30, 2002
--------------------------------------------------------------------------------
Australia
90 day bank bills                    4.81%             4.88%            4.63%
10 year bonds                        5.28%             5.57%            6.08%
Australian Dollar                   $ 0.63            $ 0.56           $ 0.54

Canada
90 day bank bills                    3.25%             2.72%            2.40%
10 year bonds                        4.91%             5.04%            5.62%
Canadian Dollar                     $ 0.70            $ 0.64           $ 0.64

New Zealand
90 day bank bills                    5.52%             5.91%            5.73%
10 year bonds                        5.90%             6.32%            6.72%
New Zealand Dollar                  $ 0.56            $ 0.49           $ 0.45

United Kingdom
90 day bank bills                    3.53%             3.80%            4.05%
10 year bonds                        4.35%             4.56%            5.19%
British Pound                       $ 1.60            $ 1.56           $ 1.46

South Korea
90 day T-bills                       4.36%             4.78%            4.53%
10 year bonds                        4.92%             5.99%            7.23%
South Korean Won*               (W)1215.00        (W)1218.50       (W)1294.05

Thailand
90 day deposits                      1.50%             1.75%            2.00%
10 year bonds                        3.42%             3.79%            5.62%
Thai Baht*                        (B)42.87          (B)43.28         (B)43.26

Philippines
90 day T-Bills                       7.66%             5.80%            4.72%
10 year bonds                       12.55%            12.65%           13.38%
Philippines Peso*                 (P)52.48          (P)53.13         (P)50.63

Malaysia
90 day T-Bills                       2.79%             2.71%            2.73%
10 year bonds                        3.68%             3.79%            4.70%
Malaysian Ringgit*                 (R)3.80           (R)3.80          (R)3.80

Singapore
90 day T-Bills                       0.55%             0.95%            0.78%
10 year bonds                        2.10%             3.04%            3.91%
Singapore Dollar*                 (S)$1.78          (S)$1.77         (S)$1.81

US$ Yankee Bonds**
South Korea                          3.86%             4.10%            5.52%
Malaysia                             4.13%             4.97%            6.18%
Philippines                          7.06%             7.71%            7.79%
================================================================================

* These currencies are quoted Asian currency per U.S. dollar. The Australian, Canadian and New Zealand dollars and the British pound are quoted U.S. dollars per currency.
**    Sovereign issues.

      Aberdeen Asset Managers (C.I.) Limited
      June 2003


12  Aberdeen Global Income Fund, Inc.

Portfolio of Investments

As of April 30, 2003 (unaudited)

Principal
Amount
Local
Currency (a)                                                      Moody's       S&P        Value
(000)                     Description                             Rating      Rating       (US$)
---------------------------------------------------------------------------------------------------
LONG-TERM INVESTMENTS--109.1%
AUSTRALIA--27.6%
Government Bonds--9.2%
A$
         Commonwealth of Australia,
2,000    9.50%, 8/15/03 ........................................   Aaa         AAA        1,267,309
2,000    6.75%, 11/15/06 .......................................   Aaa         AAA        1,331,151
1,750    10.00%, 10/15/07 ......................................   NR          AAA        1,316,701
2,000    8.75%, 8/15/08 ........................................   Aaa         AAA        1,468,071
2,500    7.50%, 9/15/09 ........................................   Aaa         AAA        1,766,216
1,000    5.75%, 6/15/11 ........................................   Aaa         AAA          647,200
1,000    6.50%, 5/15/13 ........................................   Aaa         AAA          683,071
         Federal National Mortgage Association, Series EMTN,
2,000    6.375%, 8/15/07 .......................................   Aaa         NR         1,311,975
                                                                                        -----------
         Total Australian government bonds
         (cost US$9,125,395) ...................................                          9,791,694
                                                                                        -----------
Semi-Government Bonds--13.1%
New South Wales--3.6%
         New South Wales Treasury Corporation,
1,500    7.00%, 4/01/04 ........................................   NR          AAA          957,735
4,200    7.00%, 12/01/10 .......................................   Aaa         AAA        2,903,178
                                                                                        -----------
                                                                                          3,860,913
                                                                                        -----------
Queensland--3.8%
         Queensland Treasury Corporation,
2,000    8.00%, 5/14/03 (Global) ...............................   NR          NR         1,252,476
1,000    8.00%, 9/14/07 (Global) ...............................   Aaa         AAA          697,413
2,000    6.00%, 6/14/11 ........................................   Aaa         AAA        1,309,310
1,250    6.00%, 6/14/21 ........................................   NR          AAA          817,555
                                                                                        -----------
                                                                                          4,076,754
                                                                                        -----------
Victoria--2.0%
         State Electricity Commission of Victoria,
 535     10.50%, 5/27/03 .......................................   Aaa         NR           335,768
         Treasury Corporation of Victoria,
1,000    9.00%, 6/27/05 ........................................   Aaa         AAA          678,527
1,500    10.25%, 11/15/06 ......................................   NR          AAA        1,100,249
                                                                                        -----------
                                                                                          2,114,544
                                                                                        -----------


                                           Aberdeen Global Income Fund, Inc.  13

As of April 30, 2003 (unaudited)

Principal
Amount
Local
Currency (a)                                                      Moody's       S&P        Value
(000)                     Description                             Rating      Rating       (US$)
---------------------------------------------------------------------------------------------------
AUSTRALIA (concluded)
Semi-Government Bonds (concluded)
Western Australia--3.7%
A$
         Western Australia Treasury Corporation,
2,000    8.00%, 10/15/07 .......................................   Aaa         AAA        1,397,140
3,500    8.00%, 6/15/13 ........................................   Aaa         AAA        2,611,481
                                                                                        -----------
                                                                                          4,008,621
                                                                                        -----------
         Total Australian semi-government bonds
         (cost US$12,531,278) ..................................                         14,060,832
                                                                                        -----------
Supranational--2.4%
         Eurofima,
3,500    9.875%, 1/17/07 .......................................   Aaa         AAA        2,543,278
                                                                                        -----------
         Total Australian dollar supranational bonds
         (cost US$2,068,591) ...................................                          2,543,278
                                                                                        -----------

Corporate Non-Banks--2.9%
         Brisbane Airport Corporation, Ltd.,
4,000    7.30%, 6/30/10 ........................................   Aaa         AAA        2,701,508
         GE Capital Australia,
 600     6.75%, 9/15/07 ........................................   Aaa         AAA          394,992
                                                                                        -----------
         Total Australian corporate non-bank bonds
         (cost US$2,494,847) ...................................                          3,096,500
                                                                                        -----------
         Total Australian long-term investments
         (cost US$26,220,111) ..................................                         29,492,304
                                                                                        -----------
CANADA--16.8%
Government Bonds--10.5%
C$
         Canadian Government,
2,500    7.25%, 6/01/07 ........................................   NR          AAA        1,942,109
3,000    10.25%, 3/15/14 .......................................   Aaa         AAA        2,997,135
4,000    8.00%, 6/01/23 ........................................   Aaa         AAA        3,663,628
2,000    9.00%, 6/01/25 ........................................   NR          AAA        2,025,192
         Canada (Cayman),
 750     7.25%, 6/01/08 ........................................   Aaa         NR           580,764
                                                                                        -----------
         Total Canadian government bonds
         (cost US$10,642,326) ..................................                         11,208,828
                                                                                        -----------


14  Aberdeen Global Income Fund, Inc.

As of April 30, 2003 (unaudited)

Principal
Amount
Local
Currency (a)                                                      Moody's       S&P        Value
(000)                     Description                             Rating      Rating       (US$)
---------------------------------------------------------------------------------------------------
Semi-Government Bonds--5.6%
British Columbia--1.7%
C$
         Province of British Columbia,
2,000    9.50%, 1/09/12 ........................................   Aa2         AA-        1,822,208
Ontario--0.4%
         Ontario Hydro,
 500     8.50%, 5/26/25 ........................................   Aa2         AA           463,610
Quebec--3.5%
         Quebec Hydro,
1,500    7.00%, 6/01/04 ........................................   A1          A+         1,082,698
1,000    3.77%, 1/28/05 (b) ....................................   A1          A+           697,198
2,000    9.625%, 7/15/22 .......................................   A1          A+         2,015,248
                                                                                        -----------
                                                                                          3,795,144
                                                                                        -----------
         Total Canadian semi-government bonds
         (cost US$5,583,223) ...................................                          6,080,962
                                                                                        -----------
Banking and Finance--0.7%
         Credit Local de France,
1,000    6.75%, 3/21/06 ........................................   Aa2         AA           741,271
                                                                                        -----------
         Total Canadian banking and finance bonds
         (cost US$714,352) .....................................                            741,271
                                                                                        -----------
         Total Canadian long-term investments
         (cost US$16,939,901) ..................................                         18,031,061
                                                                                        -----------
MALAYSIA--0.3%
Government Bonds--0.1%
MYR
         Malaysian Government,
 450     3.833%, 9/28/11 .......................................   A3          A+           121,879
                                                                                        -----------
         Total Malaysian government bonds
         (cost US$117,724) .....................................                            121,879
                                                                                        -----------
Semi-Government Bonds--0.2%
         Danamodal Nasional Berhad,
 550     0.00%, 10/21/03 .......................................   NR          NR           142,788
                                                                                        -----------
         Total Malaysian semi-government bonds
         (cost US$141,390) .....................................                            142,788
                                                                                        -----------

         Total Malaysian long-term investments
         (cost US$259,114) .....................................                            264,667
                                                                                        -----------


                                           Aberdeen Global Income Fund, Inc.  15

As of April 30, 2003 (unaudited)

Principal
Amount
Local
Currency (a)                                                      Moody's       S&P        Value
(000)                     Description                             Rating      Rating       (US$)
---------------------------------------------------------------------------------------------------
NEW ZEALAND--18.8%
Government Bonds--3.3%
NZ$
         Canadian Government,
1,000    6.625%, 10/03/07 ......................................   Aaa         AAA          580,859
         New Zealand Government,
5,000    6.50%, 4/15/13 ........................................   Aaa         AAA        2,918,465
                                                                                        -----------
         Total New Zealand government bonds
         (cost US$3,002,465) ...................................                          3,499,324
                                                                                        -----------
Semi-Government Bonds--1.0%
         Province of Ontario,
2,000    5.75%, 3/03/08 ........................................   Aa2         AA         1,116,025
                                                                                        -----------
         Total New Zealand semi-government bonds
         (cost US$1,108,996) ...................................                          1,116,025
                                                                                        -----------
Banking and Finance--12.4%
         Bayerische Hypo- und Vereinsbank AG,
2,000    7.00%, 9/14/05 ........................................   A3          A-         1,125,613
         Commerzbank AG,
3,500    8.00%, 2/07/05 ........................................   A2          A-         2,031,692
         Dexia Municipal Agency
3,000    7.00%, 11/26/07 .......................................   Aaa         AAA        1,754,895
         GMAC INTL Finance BV,
3,500    8.00%, 3/14/07 ........................................   A2          BBB        1,964,382
         Landesbank Baden-Wuerttemberg,
4,200    5.25%, 1/06/05 ........................................   Aaa         AAA        2,339,547
         Landesbank Hessen-Thueringen Girozentrale,
4,000    7.00%, 12/17/07 .......................................   Aaa         AAA        2,340,791
         Transpower Finance Ltd.,
 500     8.00%, 6/15/05 ........................................   Aa2         AA           289,695
         WestPac Trust Securities
2,500    6.00%, 4/28/04 ........................................   Aa3         AA-        1,405,111
                                                                                        -----------
         Total New Zealand banking and finance bonds
         (cost US$10,869,841) ..................................                         13,251,726
                                                                                        -----------
Corporate Non-Banks--0.8%
         Housing New Zealand,
1,500    8.00%, 11/15/06 .......................................   Aa2         AA-          899,623
                                                                                        -----------
         Total New Zealand corporate non-bank bonds
         (cost US$756,741) .....................................                            899,623
                                                                                        -----------


16  Aberdeen Global Income Fund, Inc.

As of April 30, 2003 (unaudited)

Principal
Amount
Local
Currency (a)                                                      Moody's       S&P        Value
(000)                     Description                             Rating      Rating       (US$)
---------------------------------------------------------------------------------------------------
NEW ZEALAND (concluded)
Supranational--1.3%
NZ$
         European Investment Bank,
 2,300   7.00%, 12/17/07 .......................................   Aaa         AAA        1,345,955
                                                                                        -----------
         Total New Zealand supranational bonds
         (cost US$1,139,466) ...................................                          1,345,955
                                                                                        -----------
         Total New Zealand long-term investments
         (cost US$16,877,509) ..................................                         20,112,653
                                                                                        -----------
PHILIPPINES--0.3%
Government Bonds--0.3%
PHP
         Philippine Government,
 7,000   16.50%, 2/25/09 .......................................   Baa3        BBB          158,960
10,000   13.00%, 4/25/12 .......................................   Baa3        NR           197,673
                                                                                        -----------
         Total Philippine long-term investments
         (cost US$407,973) .....................................                            356,633
                                                                                        -----------
SINGAPORE--0.2%
Utilities--0.2%
SG$
         Singapore Power,
  250    4.60%, 9/21/07 ........................................   NR          AAA          158,156
                                                                                        -----------
         Total Singapore long-term investments
         (cost US$143,652) .....................................                            158,156
                                                                                        -----------
SOUTH KOREA--3.2%
Government Bonds--3.2%
US$
         EMBARC Ltd. Linked Note Series 1-9,
 2,000   6.071%, 8/18/03 (b)(c) ................................   NR          NR         1,662,720
         EMBARC Ltd. Linked Note Series 1-14,
 2,100   4.452%, 10/11/07 (b)(d) ...............................   NR          NR         1,795,290
                                                                                        -----------
         Total Korean long-term investments
         (cost US$3,780,602) ...................................                          3,458,010
                                                                                        -----------


                                           Aberdeen Global Income Fund, Inc.  17

As of April 30, 2003 (unaudited)

Principal
Amount
Local
Currency (a)                                                      Moody's       S&P        Value
(000)                     Description                             Rating      Rating       (US$)
---------------------------------------------------------------------------------------------------
THAILAND--0.5%
Government Bonds--0.5%
THB
         Thailand Government,
9,500    8.00%, 12/08/06 (e) ...................................   Baa1        NR           269,592
4,000    5.375%, 11/30/11 ......................................   Baa1        NR           110,426
3,500    4.125%, 11/01/12 ......................................   Baa1        NR            87,738
2,000    5.50%, 1/18/17 ........................................   Baa1        NR            54,630
                                                                                        -----------
         Total Thailand government bonds
         (cost US$480,668) .....................................                            522,386
                                                                                        -----------
UNITED KINGDOM--33.1%
Government Bonds--27.1%
(pound)
         United Kingdom Treasury,
 500     5.00%, 6/07/04 ........................................   Aaa         AAA          813,316
1,250    8.50%, 12/07/05 .......................................   Aaa         AAA        2,237,813
1,100    7.50%, 12/07/06 .......................................   Aaa         AAA        1,974,495
 500     5.75%, 12/07/09 .......................................   Aaa         AAA          871,127
1,500    8.00%, 9/27/13 ........................................   Aaa         AAA        3,121,159
 600     8.00%, 12/07/15 .......................................   Aaa         AAA        1,283,745
3,000    8.00%, 6/07/21 ........................................   Aaa         AAA        6,812,528
4,850    6.00%, 12/07/28 .......................................   NR          AAA        9,405,349
         Republic of Finland,
1,250    10.125%, 6/22/08 ......................................   Aaa         AAA        2,525,902
                                                                                        -----------
         Total United Kingdom government bonds
         (cost US$27,474,219) ..................................                         29,045,434
                                                                                        -----------
Utilities--2.5%
         British Gas PLC,
1,400    8.875%, 7/08/08 .......................................   A2          A          2,639,688
                                                                                        -----------
         Total United Kingdom utility bonds
         (cost US$2,187,920) ...................................                          2,639,688
                                                                                        -----------
Banking and Finance--3.5%
         Barclays Bank PLC,
1,000    9.875%, 5/29/49 .......................................   Aa2         A+         1,946,345
         Lloyds Bank PLC,
 500     7.375%, 3/11/04 .......................................   Aa1         AA-          822,333
         Prudential Finance B.V.,
 500     9.375%, 6/04/07 .......................................   NR          AA-          930,928
                                                                                        -----------
         Total United Kingdom banking and finance bonds
         (cost US$3,123,278) ...................................                          3,699,606
                                                                                        -----------
         Total United Kingdom long-term investments
         (cost US$32,785,417) ..................................                         35,384,728
                                                                                        -----------


18  Aberdeen Global Income Fund, Inc.

As of April 30, 2003 (unaudited)

Principal
Amount
Local
Currency (a)                                                      Moody's       S&P        Value
(000)                     Description                             Rating      Rating       (US$)
---------------------------------------------------------------------------------------------------
UNITED STATES--8.3%
Yankee Bonds--8.3%
US$
Australia--0.1%
Corporate Non-Banks--0.1%
         Cable & Wireless Optus Finance,
 100     8.00%, 6/22/10 ........................................   A2          A+           117,435
                                                                                        -----------
Brazil--1.2%
Government--1.2%
         Federal Republic of Brazil
1,500    11.00%, 8/17/40 .......................................   B2          B+         1,290,000
                                                                                        -----------
China--0.4%
Banking and Finance--0.1%
         CITIC Ka Wah Bank,
  50     9.125%, 5/31/12 .......................................   Baa3        NR            55,450
                                                                                        -----------
Corporate Non-Bank--0.2%
         PCCW-HKTC Capital Ltd.,
 200     7.75%, 11/15/11 .......................................   Baa2        BBB          208,420
                                                                                        -----------
Utilities--0.1%
         AES China Generating Company,
 100     10.125%, 12/15/06 .....................................   B1          B+           100,500
         CNOOC Finance Ltd.,
  50     6.375%, 3/08/12 .......................................   Baa1        BBB           56,245
                                                                                        -----------
                                                                                            156,745
                                                                                        -----------
                                                                                            420,615
                                                                                        -----------
Colombia--0.9%
Government--0.9%
         Republic of Colombia,
 868     9.75%, 4/09/11 ........................................   Ba2         BB+          965,833
                                                                                        -----------
Malaysia--0.1%
Utilities--0.1%
         Petronas Capital Ltd.,
 100     7.00%, 5/22/12 ........................................   Baa1        BBB+         110,903
                                                                                        -----------
Mexico--1.1%
Government--1.1%
         United Mexican States,
1,000    8.30%, 8/15/31 ........................................   Baa2        BBB-       1,118,767
                                                                                        -----------
Netherlands--1.0%
Banking and Finance--1.0%
         Kazkommerts INTL BV,
1,000    10.125%, 5/08/07 ......................................   Baa3        BB-        1,097,810
                                                                                        -----------


                                           Aberdeen Global Income Fund, Inc.  19

As of April 30, 2003 (unaudited)

Principal
Amount
Local
Currency (a)                                                      Moody's       S&P        Value
(000)                     Description                             Rating      Rating       (US$)
---------------------------------------------------------------------------------------------------
UNITED STATES (concluded)
Yankee Bonds (concluded)
US$
Peru--1.0%
Government--1.0%
         Republic of Peru,
1,000    9.875%, 2/06/15 .......................................   Ba3         BB-        1,122,500
                                                                                        -----------
Philippines--1.0%
Government--0.1%
         Republic of Philippines,
  50     8.375%, 3/12/09 .......................................   Ba1         BB            51,750
  50     9.375%, 1/18/17 .......................................   Ba1         BB            52,325
                                                                                        -----------
                                                                                            104,075
                                                                                        -----------
Utilities--0.9%
         Philippine Long Distance Telephone Company
1,000    11.375%, 5/15/12 ......................................   Ba3         BB         1,005,000
                                                                                        -----------
                                                                                          1,109,075
                                                                                        -----------
Russia--1.3%
Government--1.3%
         Russian Federation,
1,000    11.00%, 7/24/18 .......................................   Ba2         BB         1,337,500
South Korea--0.2%
Banking and Finance--0.2%
         Korea Development Bank
 200     5.25%, 11/16/06 .......................................   A3          A-           210,939
                                                                                        -----------
         Total United States long-term bonds
         (cost US$7,552,426) ...................................                          8,901,377
                                                                                        -----------
         Total long-term investments
         (cost US$105,447,373) .................................                        116,681,975
                                                                                        -----------


20  Aberdeen Global Income Fund, Inc.

As of April 30, 2003 (unaudited)

Principal
Amount
Local
Currency (a)                                                      Moody's       S&P        Value
(000)                     Description                             Rating      Rating       (US$)
---------------------------------------------------------------------------------------------------
SHORT-TERM INVESTMENTS--15.0%
Australia--1.8%
A$
         Banque Nationale de Paris Fixed Deposit,
3,009    4.50%, 5/01/03
         (cost US$1,882,167) ...................................   NR          NR         1,882,168
                                                                                        -----------
Canada--3.2%
C$
         State Street Bank and Trust Company Time Deposit,
4,903    2.00%, 5/07/03
         (cost US$3,389,444) ...................................   NR          NR         3,417,677
                                                                                        -----------
New Zealand--0.7%
NZ$
         State Street Bank and Trust Company Fixed Deposit
1,258    4.25%, 5/07/03
         (cost US$700,454) .....................................   NR          NR           703,662
                                                                                        -----------
South Korea--2.0%
US$
         HSBC KRW
2,200    0.00%, 7/24/03
         (cost US$2,178,746) ...................................   NR          NR         2,178,616
                                                                                        -----------
United Kingdom--5.5%
(pound)
         State Street Bank and Trust Company Fixed Deposit
3,710    3.375%, 5/07/03
         (cost US$5,929,511) ...................................   NR          NR         5,929,511
                                                                                        -----------


                                           Aberdeen Global Income Fund, Inc.  21

Portfolio of Investments (concluded)

As of April 30, 2003 (unaudited)

Principal
Amount
Local
Currency (a)                                                      Moody's       S&P        Value
(000)                     Description                             Rating      Rating       (US$)
---------------------------------------------------------------------------------------------------
SHORT-TERM INVESTMENTS (concluded)
United States--1.8%
US$
1,968    Repurchase Agreement, State Street Bank and Trust Company,
         1.05% dated 4/30/03, due 5/01/03 in the amount of
         $1,968,057 (collateralized by $1,310,000 U.S. Treasury
         Notes, 12.50% due 8/15/14; value $2,014,438)
         (cost US$1,968,000) ...................................   NR          NR         1,968,000
                                                                                        -----------
         Total short-term investments
         (cost US$16,048,322) ..................................                         16,079,634
                                                                                        -----------
---------------------------------------------------------------------------------------------------
Total Investments--124.1% (cost US$121,495,695)                                         132,761,609

Net unrealized appreciation on forward foreign currency exchange contracts--0.0% (f)          3,381

Other assets in excess of liabilities--3.9%                                               4,228,220

Liquidation value of preferred stock--(28.0%)                                           (30,000,000)
---------------------------------------------------------------------------------------------------
Net Assets Applicable to Common Shareholders--100.0%                                   $106,993,210
---------------------------------------------------------------------------------------------------

NR--Not rated by Moody's or Standard & Poors.

(a) Portfolio securities are listed based on currency in which they are traded;

      A$--Australian dollar   KRW--South Korean won    SG$--Singapore dollar
      C$--Canadian dollar     MYR--Malaysian ringgit   THB--Thailand baht
      CNY--Chinese yuan       NZ$--New Zealand dollar  (pound)--British pound
      INR--Indian rupee       PHP--Philippine peso     US$--United States dollar

(b) Coupon changes periodically upon a predetermined schedule. Stated interest rate in effect at April 30, 2003.
(c) Value of security is linked to the value of Government of Korea 7.70%, 8/16/03 and the movement of the South Korean Won.
(d) Value of security is linked to the value of Government of Korea 5.77%, 10/09/07 and the movement of the South Korean Won.
(e) Securities, or a portion thereof, pledged as collateral for derivative instruments.
(f) Forward foreign currency exchange contracts entered into as of April 30, 2003 were as follows:

-------------------------------------------------------------------------------------------------
Purchases
                                                                                      Unrealized
Contracts to Receive     In exchange for      Settlement Date         Value          Appreciation
-------------------------------------------------------------------------------------------------
INR 9,678,150              US$201,000           5/06/2003          US$204,381           $3,381

See notes to financial statements.


22  Aberdeen Global Income Fund, Inc.

Statement of Assets and Liabilities

April 30, 2003 (unaudited)

Assets
Investments, at value (cost $121,495,695) ........................    $ 132,761,609
Foreign currency, at value (cost $720,626) .......................          720,298
Cash .............................................................        1,120,961
Interest receivable ..............................................        2,748,974
Receivable for securities sold ...................................          378,189
Net unrealized appreciation on interest rate swaps ...............           11,640
Net unrealized appreciation on forward foreign exchange contracts             3,381
Prepaid expenses .................................................           12,700
                                                                      -------------
  Total assets ...................................................      137,757,752
                                                                      -------------
Liabilities
Dividends payable--common stock ..................................          555,973
Investment management fee payable ................................           79,353
Administration fee payable .......................................           24,416
Accrued expenses and other liabilities ...........................          104,800
                                                                      -------------
  Total liabilities ..............................................          764,542
                                                                      -------------

Preferred stock
$.001 par value per share and $25,000 liquidation value per share        30,000,000
                                                                      -------------
Net Assets Applicable to Common Shareholders .....................    $ 106,993,210
                                                                      =============
Composition of Net Assets Applicable to Common Shareholders
Common Stock (par value $.001 per share) .........................    $       9,266
Paid-in capital in excess of par .................................      116,420,251
Accumulated investment loss ......................................       (3,664,556)
Accumulated net realized losses on investments transactions ......       (2,615,044)
Net unrealized appreciation on investments .......................        5,010,610
Accumulated net realized foreign exchange losses .................      (14,509,402)
Net unrealized foreign exchange gains ............................        6,342,085
                                                                      -------------
Net Assets Applicable to Common Shareholders .....................    $ 106,993,210
                                                                      =============
Net asset value per common share based on (9,266,209 shares
  issued and outstanding) ........................................    $       11.55
                                                                      =============

See notes to financial statements.


                                           Aberdeen Global Income Fund, Inc.  23

Statement of Operations

For the Six Months Ended April 30, 2003 (unaudited)

Net Investment Income
Income
  Interest and discount earned (net of foreign withholding taxes of $60,910)     $  3,734,017
                                                                                 ------------

Expenses
  Investment management fee .................................................         428,676
  Administration fee ........................................................         131,900
  Rights offering expenses ..................................................         108,490
  Legal fees and expenses ...................................................         103,921
  Directors' fees and expenses ..............................................          83,808
  Reports to shareholders ...................................................          82,358
  Custodian's fees and expenses .............................................          69,762
  Independent auditors' fees and expenses ...................................          64,583
  Investor relations fees and expenses ......................................          35,711
  Auction agent's fees and expenses .........................................          35,652
  Insurance expense .........................................................          25,191
  Registration fees .........................................................          12,397
  Transfer agent's fees and expenses ........................................           9,738
  Miscellaneous .............................................................          20,464
                                                                                 ------------
     Total operating expenses ...............................................       1,212,651
                                                                                 ------------
Net investment income .......................................................       2,521,366
                                                                                 ------------

Realized and Unrealized Gains (Losses) on Investments and
  Foreign Currencies
  Net realized gains on investment transactions .............................         185,120
  Net realized foreign exchange gains .......................................       1,219,152
                                                                                 ------------
                                                                                    1,404,272
                                                                                 ------------
  Net change in unrealized appreciation of investments ......................       1,756,671
  Net change in unrealized foreign exchange gains/losses ....................       7,928,175
                                                                                 ------------
                                                                                    9,684,846
                                                                                 ------------
Net gain on investments and foreign currencies ..............................      11,089,118
                                                                                 ------------
Net increase in Net Assets from Operations ..................................      13,610,484
                                                                                 ------------
Dividends to Preferred Shareholders from
  Net Investment Income .....................................................        (232,308)
                                                                                 ------------
Net Increase in NetAssets Resulting from Operations Applicable to
  Common Shareholders .......................................................    $ 13,378,176
                                                                                 ============

See notes to financial statements.


24  Aberdeen Global Income Fund, Inc.

Statement of Cash Flows

For the Six Months Ended April 30, 2003 (unaudited)

Increase (Decrease) in Cash
(Including Foreign Currency)
Cash flows provided from (used for) operating activities
  Interest received (excluding discount and premium amortization
    of $255,396) .................................................   $  3,916,757
  Operating expenses paid ........................................     (1,233,285)
  Rights Offering expenses paid ..................................        (94,745)
  Purchases of short-term portfolio investments, net .............     (2,055,012)
  Purchases of long-term portfolio investments ...................    (11,991,452)
  Proceeds from sales of long-term portfolio investments .........     11,010,862
  Dividends paid to preferred shareholders .......................       (232,308)
  Realized loss on interest rate swap transactions ...............       (128,058)
  Other ..........................................................         27,057
                                                                     ------------
  Net cash used for operating activities .........................       (780,184)
                                                                     ------------
Cash flows used for financing activities
  Dividends paid to common shareholders ..........................     (3,335,473)
                                                                     ------------
Effect of exchange rate on cash ..................................        292,461
                                                                     ------------
Net decrease in cash .............................................     (3,823,196)
  Cash at beginning of period ....................................      5,664,455
                                                                     ------------
  Cash at end of period ..........................................   $  1,841,259
                                                                     ============

Reconciliation of Net Increase in Net Assets Applicable to
  Common Shareholders from Operations to Net Cash
  (Including Foreign Currency) Used for Operating Activities
Net increase in net assets applicable to common shareholders
  resulting from operations ......................................   $ 13,378,176
                                                                     ------------
  Increase in investments ........................................     (1,352,882)
  Net realized gains on investments ..............................       (185,120)
  Net realized foreign exchange gains ............................     (1,219,152)
  Net change in unrealized appreciation/depreciation
     on investments ..............................................     (1,756,671)
  Net change in unrealized foreign exchange gains/losses .........     (7,928,175)
  Increase in interest receivable ................................        (86,261)
  Increase in receivable for securities sold .....................       (378,189)
  Net decrease in other assets ...................................        114,047
  Increase in payable for investments purchased ..................     (1,177,193)
  Decrease in accrued expenses and other liabilities .............       (188,764)
                                                                     ------------
  Total adjustments ..............................................    (14,158,360)
                                                                     ------------
Net cash provided from (used for) operating activities ...........   $   (780,184)
                                                                     ============

See Notes to financial statements.


                                           Aberdeen Global Income Fund, Inc.  25

Statements of Changes in Net Assets

Applicable to Common Shareholders

                                                                   For the Six
                                                                   Months Ended       For the Year
                                                                  April 30, 2003         Ended
                                                                    (unaudited)      Oct. 31, 2002
--------------------------------------------------------------------------------------------------
Increase (Decrease) in Net Assets Applicable to
  Common shareholders
Operations
  Net investment income ........................................   $   2,521,366      $   4,814,723
  Net realized gains (losses) on investment transactions .......         185,120            (95,694)
  Net realized foreign exchange gains (losses) .................       1,219,152         (2,959,182)
  Net change in unrealized appreciation/depreciation
     of investments ............................................       1,756,671         (1,002,482)
  Net change in unrealized foreign exchange gains/losses .......       7,928,175         11,114,486
                                                                   -------------      -------------
  Net Increase in Net Assets from Operations ...................      13,610,484         11,871,851
                                                                   -------------      -------------
Dividends to preferred shareholders from net
  investment income ............................................        (232,308)          (604,200)
                                                                   -------------      -------------
Net Increase in Net Assets Resulting from Operations
  Applicable to Common Shareholders ............................      13,378,176         11,267,651
                                                                   -------------      -------------
Dividends and distributions to common shareholders from
  Net investment income ........................................      (3,335,474)          (365,846)
  Tax return of capital ........................................              --         (6,490,454)
                                                                   -------------      -------------
Net decrease in net assets applicable to common shareholders
  resulting from dividends and distributions ...................      (3,335,474)        (6,856,300)
                                                                   -------------      -------------
Total increase in net assets applicable to common shareholders .      10,042,702          4,411,351

Net Assets Applicable to Common Shareholders
Beginning of period ............................................      96,950,508         92,539,157
                                                                   -------------      -------------
End of period (including accumulated investment loss of
  ($3,664,556) and ($2,618,140), respectively) .................   $ 106,993,210      $  96,950,508
                                                                   =============      =============

See notes to financial statements.


26  Aberdeen Global Income Fund, Inc.

Financial Highlights

                                                               For the Six               For the Year Ended
                                                               Months Ended                 October 31,
                                                              April 30, 2003         ---------------------------
                                                                (unaudited)            2002(1)          2001
----------------------------------------------------------------------------------------------------------------
Per Share Operating Performance:

Net asset value per common share, beginning of period .......    $     10.46         $      9.99     $     10.20
                                                                 -----------         -----------     -----------
Net investment income .......................................           0.27                0.52            0.71
Net realized and unrealized gains (losses) on investments and
  foreign currencies ........................................           1.21                0.76            0.07
Dividends to preferred shareholders:
  From net investment income ................................          (0.03)              (0.07)          (0.15)
  From net realized gains on investment transactions ........             --                  --              --
                                                                 -----------         -----------     -----------
  Total from investment operations applicable to
  common shareholders .......................................           1.45                1.21            0.63
                                                                 -----------         -----------     -----------
Dividends and distributions to common shareholders:
  From net investment income ................................          (0.36)              (0.04)          (0.34)
  Tax return of capital .....................................             --               (0.70)          (0.50)
  From net realized gains on investment transactions ........             --                  --              --
                                                                 -----------         -----------     -----------
Total dividends and distributions ...........................          (0.36)              (0.74)          (0.84)
                                                                 -----------         -----------     -----------
Net asset value per common share, end of period .............    $     11.55         $     10.46     $      9.99
                                                                 ===========         ===========     ===========
Market value, end of period .................................    $     10.79         $      9.35     $      9.00
                                                                 ===========         ===========     ===========
Number of shares of common stock outstanding (000 omitted) ..          9,266               9,266           9,266

Total investment return based on:(2)
  Market value ..............................................          19.37%              12.45%          11.20%
  Net asset value ...........................................          14.22%              13.30%           7.40%

Ratio to Average Net Assets Applicable to
Common Shareholders(3)/Supplementary Data:

Net assets applicable to common shareholders, end of period
  (000 omitted) .............................................    $   106,993         $    96,951     $    92,539
Average net assets applicable to common shareholders
  (000 omitted) .............................................        102,331              92,148          93,987
Operating expenses ..........................................           2.40%(4)            2.17%           2.11%
Net investment income(3) ....................................           4.47%(4)            4.57%           5.46%
Portfolio turnover ..........................................              9%                 39%             17%
Senior securities (preferred stock) outstanding (000 omitted)    $    30,000         $    30,000     $    30,000
Asset coverage on preferred stock at period end .............            457%                423%            408%

--------------------------------------------------------------------------------
(1) As required, effective November 1, 2001, the Fund has adopted the provisions of the AICPA Audit and Accounting Guide, Audits of Investment Companies, and began amortizing premium on debt securities for financial statement reporting purposes only. The effect of this change for the year ended October 31, 2002 was to decrease net investment income per share by $0.10, decrease net realized and unrealized loss on investments and foreign exchange losses by $0.10 and decrease the ratio of net investment income to average net asset from 5.54% to 4.57% based on common shareholders. Per share ratios and supplemental data for periods prior to November 1, 2001 have not been restated to reflect this change in presentation.
(2) Total investment return is calculated assuming a purchase of common stock on the opening of the first day and a sale on the closing of the last day of each period reported. Dividends and distributions, if any, are assumed for the purposes of this calculation to be reinvested at prices obtained under the Fund's dividend reinvestment plan. Total investment return does not reflect brokerage commissions.
(3) Ratios are calculated on the basis of income and expenses applicable to both the common and preferred shares relative to the average net assets of common shareholders. Ratio of net investment income before preferred stock dividends to average net assets of common shareholders is 4.93%, 5.22%, 6.98%, 7.12%, 6.76% and 7.50%, respectively.
(4)   Annualized.

See notes to financial statements.


                                           Aberdeen Global Income Fund, Inc.  27

Financial Highlights (concluded)

                                                                                For the Year Ended
                                                                                    October 31,
                                                                 -------------------------------------------------
                                                                      2000              1999             1998
------------------------------------------------------------------------------------------------------------------
Per Share Operating Performance:

Net asset value per common share, beginning of period .......    $       12.14     $       13.07     $       13.94
                                                                 -------------     -------------     -------------
Net investment income .......................................             0.81              0.87              0.99
Net realized and unrealized gains (losses) on investments and
  foreign currencies ........................................            (1.68)            (0.70)            (0.73)
Dividends to preferred shareholders:
  From net investment income ................................            (0.16)            (0.11)            (0.14)
  From net realized gains on
    investment transactions .................................            (0.04)            (0.04)            (0.04)
                                                                 -------------     -------------     -------------
  Total from investment operations applicable to
  common shareholders .......................................            (1.07)             0.02              0.08
                                                                 -------------     -------------     -------------
Dividends and distributions to common shareholders:
  From net investment income ................................            (0.71)            (0.62)            (0.87)
  Tax return of capital .....................................               --                --                --
  From net realized gains on investment transactions ........            (0.16)            (0.33)            (0.08)
                                                                 -------------     -------------     -------------
  Total dividends and distributions .........................            (0.87)            (0.95)            (0.95)
                                                                 =============     =============     =============
Net asset value per common share, end of period .............    $       10.20     $       12.14     $       13.07
                                                                 =============     =============     =============
Market value, end of period .................................    $       8.875     $      10.375     $     10.8125
                                                                 =============     =============     =============

Number of shares of common stock outstanding (000 omitted) ..            9,266             9,266             9,266

Total investment return based on:(2)
  Market value ..............................................            (6.11)%            4.89%            (5.59)%
  Net asset value ...........................................            (7.78)%            1.53%             1.82%

Ratio to Average Net Assets Applicable to
Common Shareholders(3)/Supplementary Data:

Net assets applicable to common shareholders, end of year
  (000 omitted) .............................................    $      94,494     $     112,504     $     121,096
Average net assets applicable to common shareholders
  (000 omitted) .............................................          105,657           119,257           122,266
Operating expenses ..........................................             2.02%             1.95%             1.70%
Net investment income(3) ....................................             5.39%             5.53%             6.17%
Portfolio turnover ..........................................               29%               40%               36%
Senior securities (preferred stock) outstanding (000 omitted)    $      30,000     $      30,000     $      30,000
Asset coverage on preferred stock at period end .............              415%              475%              504%

--------------------------------------------------------------------------------
(1) As required, effective November 1, 2001, the Fund has adopted the provisions of the AICPA Audit and Accounting Guide, Audits of Investment Companies, and began amortizing premium on debt securities for financial statement reporting purposes only. The effect of this change for the year ended October 31, 2002 was to decrease net investment income per share by $0.10, decrease net realized and unrealized loss on investments and foreign exchange losses by $0.10 and decrease the ratio of net investment income to average net asset from 5.54% to 4.57% based on common shareholders. Per share ratios and supplemental data for periods prior to November 1, 2001 have not been restated to reflect this change in presentation.
(2) Total investment return is calculated assuming a purchase of common stock on the opening of the first day and a sale on the closing of the last day of each period reported. Dividends and distributions, if any, are assumed for the purposes of this calculation to be reinvested at prices obtained under the Fund's dividend reinvestment plan. Total investment return does not reflect brokerage commissions.
(3) Ratios are calculated on the basis of income and expenses applicable to both the common and preferred shares relative to the average net assets of common shareholders. Ratio of net investment income before preferred stock dividends to average net assets of common shareholders is 4.93%, 5.22%, 6.98%, 7.12%, 6.76% and 7.50%, respectively.
(4)   Annualized.

See notes to financial statements.


28  Aberdeen Global Income Fund, Inc.

Notes to Financial Statements

Note 1. Investment Objectives

Aberdeen Global Income Fund, Inc. (the "Fund") was incorporated in Maryland on June 28, 1991, as a closed-end, non-diversified investment company.

The Fund's principal investment objective is to provide high current income by investing primarily in fixed-income securities denominated in Commonwealth Currencies. As a secondary investment objective, the Fund seeks capital appreciation, but only when consistent with its principal investment objective. The Fund will seek to achieve its investment objective through investment in fixed-income securities denominated in the Commonwealth Currencies and in Global Debt Securities. In order to comply with a rule adopted by the Securities and Exchange Commission under the Investment Company Act of 1940 regarding fund names, the Board of Directors has adopted an investment policy that, for as long as the name of the Fund remains Aberdeen Global Fund, Inc., it shall be the policy of the Fund normally to invest at least 80% of its net assets plus the amount of any borrowings for investment purposes, in debt securities. This 80% investment policy is a non-fundamental policy of the Fund and may be changed by the Board of Directors upon 60 days prior written notice to shareholders. The ability of issuers of debt securities held by the Fund to meet their obligations may be affected by economic developments in a specific industry, country or region.

Note 2. Accounting Policies

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.

Basis of Presentation: The financial statements of the Fund are prepared in accordance with accounting principles generally accepted in the United States of America using the United States dollar as both the functional and reporting currency. However, the Commonwealth Currencies (excluding New Zealand) are


                                           Aberdeen Global Income Fund, Inc.  29
the functional currencies for Federal tax purposes (see Taxes below).

Foreign Currency Translation: Foreign currency amounts are translated into United States dollars on the following basis:

(i) market value of investment securities, other assets and liabilities -- at the closing rates of exchange as reported by a major bank;

(ii) purchases and sales of investment securities, income and expenses -- at the rates of exchange prevailing on the respective dates of such transactions.

The Fund isolates that portion of the results of operations arising as a result of changes in the foreign exchange rates from the fluctuations arising from changes in the market prices of the securities held at fiscal period end. Similarly, the Fund isolates the effect of changes in foreign exchange rates from the fluctuations arising from changes in the market prices of portfolio securities sold during the fiscal year.

Net realized foreign exchange losses includes realized foreign exchange gains and losses from sales and maturities of portfolio securities, sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions and the difference between the amounts of interest, discount and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized foreign exchange gains include changes in the value of portfolio securities and other assets and liabilities arising as a result of changes in the exchange rate. Accumulated realized and unrealized foreign exchange gains (losses) shown in the composition of net assets represent foreign exchange gains (losses) for book purposes that have not yet been recognized for tax purposes.


30  Aberdeen Global Income Fund, Inc.

Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of domestic origin, including unanticipated movements in the value of the foreign currency relative to the U.S. dollar.

The exchange rates of the Commonwealth Currencies utilized by the Fund at April 30, 2003 were US$0.6256 to A$1.00, US$0.6971 to C$1.00, US$0.5594 to NZ$1.00,
US$1.5983 to (pound)1.00.

Security Valuation: The Fund's Board of Directors has adopted Pricing and Valuation Procedures (the "Procedures") to be used in determining the value of the assets held by the Fund. In accordance with the Procedures, investments are stated at value. Investments for which market quotations are readily available are valued at the last trade price on the date of determination as obtained from a pricing source. If no such trade price is available, such investments are valued at the quoted bid price or the mean between the quoted bid and asked price on the date of determination as obtained from a pricing source.

Securities purchased with a maturity of less than 60 days are valued at amortized cost. Securities purchased with a maturity of greater than 60 days are valued at current market quotations until the 60th day prior to maturity. At that time, the value of the security on the 61st day prior to maturity is amortized on a straight-line basis to value the security for the remaining 60 days. Securities for which market quotations are not readily available are valued at fair value in good faith using methods set forth in the Procedures.

Repurchase Agreements: In connection with transactions in repurchase agreements with U.S. financial institutions, it is the Fund's policy that its custodian/counterparty segregates the underlying collateral securities, the value of which exceeds the principal amount of the repurchase


                                           Aberdeen Global Income Fund, Inc.  31
transaction, including accrued interest. To the extent that any repurchase transaction exceeds one business day, the collateral is valued on a daily basis to determine its adequacy. If the seller defaults and the value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited.

Securities Transactions and Investment Income: Securities transactions are recorded on the trade date. Realized and unrealized gains and losses from security and currency transactions are calculated on the identified cost basis. Interest income is recorded on an accrual basis. Discounts and premiums on securities purchased are accreted or amortized on an effective yield basis over the estimated lives of the respective securities. Expenses are accrued on a daily basis.

Derivative Financial Instruments: The Fund is authorized to use derivatives to manage both currency and interest rate risk for global debt securities. With respect to investments denominated in Commonwealth currencies, derivatives can only be used to manage interest rate risk. Losses may arise due to changes in the value of the contract if the counterparty does not perform under the contract.

Interest Rate Swap: The Fund may engage in certain swap transactions, in order to obtain a desired return at a lower cost than if the Fund invested directly in the asset that yielded the desired return. An interest rate swap is an agreement between two parties which involves exchanging floating rate and fixed rate interest payments for a specified period of time. Interest rate swaps involve the accrual and exchange of interest payments between the parties.


32  Aberdeen Global Income Fund, Inc.

During the term of the swap, changes in the value of the swap are recognized as unrealized gains and losses by "marking-to-market" to reflect the market value of the swap. When the swap is terminated, the Fund will record a realized gain or loss equal to the difference, if any, between the proceeds from (or cost of) the closing transaction and the Fund's basis in the contract. The Fund is exposed to credit risk in the event of non-performance by the other party to the interest rate swap. However, the Fund does not anticipate non-performance by any counterparty.

Forward Currency Contracts: A forward currency contract involves an obligation to purchase and sell a specific currency at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. The foreign currency contract is marked-to-market daily and the change in market value is recorded by the Fund as an unrealized gain or loss. When the forward currency contract is closed, the Fund records a realized gain or loss equal to the difference between the value at the time it was opened and the value at the time it was closed.

Financial futures contracts: A futures contract is an agreement between two parties to buy and sell a security for a set price on a future date. Upon entering into a contract, the Fund deposits and maintains as collateral such initial margin as required by the exchange on which the transaction is effected. Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in the value of the contract. Such receipts or payments are known as variation margin and are recorded by the Fund as unrealized gains or losses. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value


                                           Aberdeen Global Income Fund, Inc.  33
of the contract at the time it was opened and the value at the time it was closed. As of April 30, 2003, there were no open futures contracts.

Options: When the Fund writes an option, an amount equal to the premium received by the Fund is reflected as an asset and an equivalent liability. The amount of the liability is subsequently marked to market to reflect the current market value of the option written. When a security is purchased or sold through an exercise of an option, the related premium paid (or received) is added to (or deducted from) the basis of the security acquired or deducted from (or added to) the proceeds of the security sold. When an option expires (or the Fund enters into a closing transaction), the Fund realizes a gain or loss on the option to the extent of the premiums received or paid (or gain or loss to the extent the cost of the closing transaction exceeds the premium paid or received). As of April 30, 2003, there were no open option contracts.

Dividends and distributions: Dividends and distributions to common shareholders are recorded on the ex-dividend date. These are based upon net investment income, and capital and currency gains determined in accordance with income tax regulations which may differ from accounting principles generally accepted in the United States of America. These differences are primarily due to amortization of premium and discount and differing treatments for foreign currencies and loss deferrals. Dividends and distributions to preferred shareholders are accrued on the record date and are determined as described in
Note 6.

Taxes: For Federal income and excise tax purposes, substantially all of the Fund's transactions are accounted for using the functional currencies. Accordingly, only realized currency gains and losses


34  Aberdeen Global Income Fund, Inc.

resulting from the repatriation of any of the Commonwealth Currencies into U.S. dollars or another Commonwealth Currency and realized currency gains and losses on non-Commonwealth currencies are recognized for tax purposes.

No provision has been made for United States of America Federal income taxes because it is the Fund's policy to meet the requirements of the United States of America Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to shareholders. Under the applicable foreign tax law, a withholding tax may be imposed on interest and discounts earned at various rates.

Cash Flow Information: The Fund invests in securities and distributes dividends from net investment income and net realized gains on investment and currency transactions which are paid in cash or are reinvested at the discretion of shareholders. These activities are reported in the Statements of Changes in Net Assets Applicable to Common Shareholders and additional information on cash receipts and cash payments is presented in the Statement of Cash Flows. Cash includes domestic and foreign currency.

Use of Estimates: The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

Note 3. Agreements

The Fund has agreements with Aberdeen Asset Managers (C.I.) Limited (the "Investment Manager"), Aberdeen Asset Management Limited (the "Investment Adviser"), and Princeton Administrators, L.P. (the "Administrator"). The Investment


                                           Aberdeen Global Income Fund, Inc.  35

Manager and the Investment Adviser are direct or indirect wholly-owned subsidiaries of Aberdeen Asset Management Plc. The Investment Manager has entered into an agreement with CIBC World Markets, Inc. (the "Consultant").

The Investment Manager makes investment decisions on behalf of the Fund on the basis of recommendations and information furnished to it by the Investment Adviser and the Consultant, including the selection of and the placement of orders with brokers and dealers to execute portfolio transactions on behalf of the Fund.

The management agreement provides the Investment Manager with a fee, computed weekly and payable monthly, at the following annual rates: 0.65% of the Fund's average weekly total net assets of both common and preferred shareholders up to $200 million, 0.60% of such assets between $200 million and $500 million and 0.55% of such assets in excess of $500 million. The administration agreement provides the Administrator with a fee computed and payable monthly at the annual rate of 0.20% of the Fund's average weekly total net assets of both common and preferred shareholders, subject to a minimum annual payment of $150,000 ($12,500 per month). The Investment Manager pays fees to the Investment Adviser and the Consultant for their services rendered.

The Investment Manager informed the Fund that it paid $169,696 to the Investment Adviser and $6,000 to the Consultant during the six months ended April 30, 2003.

Under terms of an Investor Relations Services Agreement, Aberdeen Fund Managers, Inc. ("Aberdeen"), an affiliate of the Fund's Investment Manager and Investment Adviser, serves as the Fund's investor relations services provider. This agreement provides Aberdeen with a monthly


36  Aberdeen Global Income Fund, Inc.

retainer of $4,000 plus out-of-pocket expenses. During the six months ended April 30, 2003, the Fund incurred fees of approximately $5,067 for the services of Aberdeen. Investor relations fees and expenses in the Statement of Operations include certain out-of-pocket expenses.

Note 4. Portfolio Securities

Purchases and sales of investment securities, other than short-term investments, for the six months ended April 30, 2003 aggregated $10,814,219 and $11,353,663, respectively.

On September 16, 2002, the Fund entered into a two-year interest rate swap agreement in order to hedge one third of the Fund's outstanding issue of AMPS. Under the original terms of the agreement, the Fund received a floating rate of interest (one month USD-LIBOR BBA rate) based on a notional amount of $10,000,000 and paid interest at a fixed rate of 2.46%. The fixed rate interest payment has been periodically repriced and the most recent repricing occurred on February 18, 2003 at a new fixed rate of 1.37%. Net receipts of payments of such amounts are exchanged every 28 days. At April 30, 2003 the unrealized appreciation of interest rate swaps was $11,640. The swap is scheduled to terminate on September 18, 2004.

Net interest loss of $13,605 on interest rate swaps during the period is included in miscellaneous expenses in the Statement of Operations.

The United States of America federal income tax basis of the Fund's investments at April 30, 2003 was $123,900,476 and accordingly, net unrealized appreciation for United States federal income tax purposes was $8,861,133 (gross unrealized appreciation -- $10,844,074, gross unrealized depreciation -- $1,982,941.) The Fund estimates that distributions for the entire fiscal year commencing November 1, 2002, including the distribution paid on


                                           Aberdeen Global Income Fund, Inc.  37

June 13, 2003, are comprised of 69% net investment income and 31% return of paid-in capital.

Note 5. Common Stock

There are 300 million shares of $.001 par value common stock authorized and 9,266,209 shares outstanding at April 30, 2003.

On March 1, 2001, the Board of Directors approved a stock repurchase program. The stock repurchase program allows the Fund to repurchase up to 10% of its outstanding common stock in the open market during any 12-month period, if and when the discount to net asset value is at least 10%. Through April 30, 2003, there have been no share repurchases through this program.

On January 10, 2003, the Fund announced that it would not proceed with the proposed rights offering, based upon the determination of the Rights Offering Committee that market conditions remained unfavorable for the commencement of the rights offering and that favorable market conditions were not anticipated to develop in the near term. Expenses incurred in connection with the proposed rights offering are included in the Statement of Operations.

Note 6. Preferred Stock

There are 100 million shares of $.001 par value of Auction Market Preferred Stock ("Preferred Stock") authorized. The preferred shares have rights as determined by the Board of Directors. The 1,200 shares of Preferred Stock outstanding consist of one series, W-7. The Preferred Stock has a liquidation value of $25,000 per share plus any accumulated but unpaid dividends whether or not declared.

Dividends on the Preferred Stock are cumulative at a rate typically reset every twenty-eight days based on the results of an auction. Dividend rates ranged from 1.35% to 1.95% during the six months ended April 30, 2003. Under the Investment Company Act of 1940, the Fund


38  Aberdeen Global Income Fund, Inc.

Notes to Financial Statements (concluded)

may not declare dividends or make other distributions on shares of common stock or purchase any such shares if, at the time of the declaration, distribution or purchase, asset coverage with respect to the outstanding Preferred Stock would be less than 200%.

The Preferred Stock is redeemable at the option of the Fund, in whole or in part, on any dividend payment date at $25,000 per share plus any accumulated but unpaid dividends. The Preferred Stock is also subject to mandatory redemption at $25,000 per share plus any accumulated but unpaid dividends, whether or not declared, if certain requirements relating to the composition of the assets and liabilities of the Fund as set forth in the Charter are not satisfied.

The holders of Preferred Stock have voting rights equal to the holders of common stock (one vote per share) and will vote together with holders of shares of common stock as a single class. However, holders of Preferred Stock are also entitled to elect two of the Fund's directors.

Note 7. Subsequent Dividends

Subsequent to April 30, 2003, the Board of Directors of the Fund declared distributions of $0.06 per common share payable on June 13, 2003 to common shareholders of record on May 30, 2003.

Subsequent to April 30, 2003, dividends and distributions declared and paid on preferred shares totaled approximately $61,908 for the outstanding preferred share series through June 12, 2003.


                                           Aberdeen Global Income Fund, Inc.  39

Supplemental Proxy Information (unaudited)

The Annual Meeting of Shareholders of Aberdeen Global Income Fund, Inc. was held on April 15, 2003 at the offices of Prudential Financial Inc., 751 Broad St., Newark, New Jersey. The description of each proposal and number of shares voted at the meeting are as follows:

---------------------------------------------------------------------------------------
                                                                                 Votes
                                                                Votes For      Withheld
---------------------------------------------------------------------------------------
1. Election of two directors to serve as Class II
   directors for a three-year term expiring in 2006:
                                     William J. Potter          8,020,774       384,501
                                     Peter D. Sacks             8,027,179       378,096
---------------------------------------------------------------------------------------

                                                                                Votes
                                                                 Votes For     Withheld
---------------------------------------------------------------------------------------
2. Election of two directors to represent the interests
   of the holders of the preferred stock for the ensuing year:
                                     Dr. Anton E. Schrafl           1,137          0
                                     John T. Sheehy                 1,137          0
---------------------------------------------------------------------------------------

                                                       Votes                    Broker
                                        Votes For     Against   Abstentions    Non-Vote
---------------------------------------------------------------------------------------
3. Reinstatement of the
   Fund's Charter:                      4,846,570     478,937     145,235     2,935,670
---------------------------------------------------------------------------------------

Directors whose term of office continued beyond this meeting are as follows:
Martin J. Gilbert, David L. Elsum, Laurence S. Freedman, Neville J. Miles, E. Duff Scott, and Warren C. Smith.


40  Aberdeen Global Income Fund, Inc.

Directors

Martin J. Gilbert, Chairman
David L. Elsum
Laurence S. Freedman
Neville J. Miles
William J. Potter
Peter D. Sacks
Anton E. Schrafl
E. Duff Scott
John T. Sheehy
Warren C. Smith

Officers

Hugh Young, President
James Blair, Vice President
Christian Pittard, Treasurer and Assistant Secretary
Roy M. Randall, Secretary
Alison Briggs, Assistant Vice President
Beverley Hendry, Assistant Treasurer
Timothy Sullivan, Assistant Treasurer
Simon Bignell, Assistant Treasurer
Sander M. Bieber, Assistant Secretary

Notice is hereby given in accordance with Section 23(c) of the Investment Company Act of 1940 that the Fund may purchase, from time to time, shares of its common stock in the open market.

The accompanying Financial Statements as of April 30, 2003 were not audited and accordingly, no opinion is expressed thereon.

[RECYCLED LOGO] Printed on post-consumer recycled paper


                                           Aberdeen Global Income Fund, Inc.  41

Corporate Information

Investment Manager            Aberdeen Asset Managers (C.I.) Limited
                              P.O. Box 578, 17 Bond Street
                              St. Helier, Jersey JE45XB
                              Channel Islands

Investment Adviser            Aberdeen Asset Management Limited
                              Level 6, 201 Kent Street
                              Sydney, NSW 2000, Australia

Consultant                    CIBC World Markets, Inc.
                              BCE Place, Canada Trust Tower
                              P.O. Box 500
                              Toronto, Ontario, M5J 2S8
                              Canada

Administrator                 Princeton Administrators, L.P.
                              P.O. Box 9095
                              Princeton, New Jersey 08543-9095

Custodian                     State Street Bank and Trust Company
                              1 Heritage Drive
                              North Quincy, Massachusetts 02171

Transfer Agent                EquiServe Trust Company N.A.
                              P.O. Box 43011
                              Providence, RI 02940-3011

Auction Agent                 Deutsche Bank Trust Company Americas
                              280 Park Avenue, 9th Floor
                              New York, New York 10018

Independent Auditors          PricewaterhouseCoopers LLP
                              1177 Avenue of the Americas
                              New York, New York 10036

Legal Counsel                 Dechert LLP
                              1775 I Street, N.W.
                              Washington, DC 20006

                              The Seidler Law Firm
                              Level 40 Chifley Tower
                              2 Chifley Square
                              Sydney, NSW 2000, Australia

Investor Relations            Aberdeen Asset Management
                              45 Broadway, 31st Floor
                              New York, New York 10006
                              1-800-522-5465 or 1-212-968-8800
                              InvestorRelations@aberdeen-asset.com

                                     [LOGO]
                                    Aberdeen
                                 ASSET MANAGERS

                     Aberdeen Asset Managers (C.I.) Limited

  The common shares of Aberdeen Global Income Fund, Inc. are traded on the New York Stock Exchange under the symbol "FCO." Information about the Fund's net asset value and market price is published weekly in Barron's and in the Monday edition of The Wall Street Journal.

 This report, including the financial information herein, is transmitted to the shareholders of Aberdeen Global Income Fund, Inc. for their general information only. It does not have regard to the specific investment objectives, financial situation and the particular needs of any specific person. Past performance is no guarantee of future returns.

Item 2 - Code of Ethics - Not required in this filing

Item 3 - Audit Committee Financial Expert - Not required in this filing

Item 4 - Principal Accountant Fees and Services - Not required in this filing

Item 5 - Reserved

Item 6 - Reserved

Item 7 - Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies - Not required in this filing

Item 8 - Reserved

Item 9 - Controls and Procedures

      (a) It is the conclusion of the registrant's principal executive officer and principal financial officer that the effectiveness of the registrant's current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission's rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant's principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

      (b) There have been no significant changes in the registrant's internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 10 - Exhibits

      (a)   Code of Ethics - Not required in this filing

      (b) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act - Attached hereto Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

      Aberdeen Global Income Fund, Inc.


      By: /s/ Hugh Young
          ----------------------------
          Hugh Young,
          President of
          Aberdeen Global Income Fund, Inc.

      Date: July 1, 2003

      Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


      By: /s/ Hugh Young
          ----------------------------
          Hugh Young,
          President of
          Aberdeen Global Income Fund, Inc.

      Date: July 1, 2003


      By: /s/ Christian Pittard
          ----------------------------
          Christian Pittard,
          Treasurer of
          Aberdeen Global Income Fund, Inc.

      Date: July 1, 2003

      Attached hereto as an exhibit are the certifications pursuant to Section 906 of the Sarbanes-Oxley Act.